Restatement of Previously Issued Financial Statements (Details) - Schedule of Restatement Adjustment of Operations (Parentheticals) - Arisz Acquisition Corp. [Member] - $ / shares	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2022
Previously Reported [Member] | Common Stock Subject To Possible Redemption [Member]
Condensed Income Statements, Captions [Line Items]
Diluted weighted average shares outstanding	4,800,798	6,900,000	6,900,000	6,900,000	6,200,266	5,893,151
Diluted net income per share	$ 0.10	$ 0.09	$ 0.06	$ 0.15	$ 0.24	$ 0.57
Previously Reported [Member] | Nonredeemable Common Stock [Member]
Condensed Income Statements, Captions [Line Items]
Diluted weighted average shares outstanding	2,001,389	2,001,389	2,001,389	2,001,389	2,001,389	1,961,132
Diluted net income per share	$ (0.03)	$ (0.10)	$ (0.11)	$ (0.21)	$ (0.25)	$ (1.88)
Adjustments [Member] | Common Stock Subject To Possible Redemption [Member]
Condensed Income Statements, Captions [Line Items]
Diluted weighted average shares outstanding
Diluted net income per share	$ (0.03)		$ 0.01	$ 0.01		$ 0.01
Adjustments [Member] | Nonredeemable Common Stock [Member]
Condensed Income Statements, Captions [Line Items]
Diluted weighted average shares outstanding
Diluted net income per share						$ (0.01)
Restated [Member] | Common Stock Subject To Possible Redemption [Member]
Condensed Income Statements, Captions [Line Items]
Diluted weighted average shares outstanding	4,800,798	6,900,000	6,900,000	6,900,000	6,200,266	5,893,151
Diluted net income per share	$ 0.07	$ 0.09	$ 0.07	$ 0.16	$ 0.24	$ 0.58
Restated [Member] | Nonredeemable Common Stock [Member]
Condensed Income Statements, Captions [Line Items]
Diluted weighted average shares outstanding	2,001,389	2,001,389	2,001,389	2,001,389	2,001,389	1,961,132
Diluted net income per share	$ (0.03)	$ (0.10)	$ (0.11)	$ (0.21)	$ (0.25)	$ (1.89)